Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 21, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Premier U.S. Government Money Market Fund | Class R5
Prospectus:
Trading Symbol	MKSXX
MassMutual Premier Short-Duration Bond Fund | Class R4
Prospectus:
Trading Symbol	MPSDX
MassMutual Premier Short-Duration Bond Fund | Class I
Prospectus:
Trading Symbol	MSTZX
MassMutual Premier Short-Duration Bond Fund | Service Class
Prospectus:
Trading Symbol	MSBYX
MassMutual Premier Short-Duration Bond Fund | Class R5
Prospectus:
Trading Symbol	MSTDX
MassMutual Premier Short-Duration Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDNX
MassMutual Premier Short-Duration Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSTLX
MassMutual Premier Short-Duration Bond Fund | Class A
Prospectus:
Trading Symbol	MSHAX
MassMutual Premier Inflation-Protected and Income Fund | Class R4
Prospectus:
Trading Symbol	MIPRX
MassMutual Premier Inflation-Protected and Income Fund | Class I
Prospectus:
Trading Symbol	MIPZX
MassMutual Premier Inflation-Protected and Income Fund | Service Class
Prospectus:
Trading Symbol	MIPYX
MassMutual Premier Inflation-Protected and Income Fund | Class R5
Prospectus:
Trading Symbol	MIPSX
MassMutual Premier Inflation-Protected and Income Fund | Class R3
Prospectus:
Trading Symbol	MIPNX
MassMutual Premier Inflation-Protected and Income Fund | Administrative Class
Prospectus:
Trading Symbol	MIPLX
MassMutual Premier Inflation-Protected and Income Fund | Class A
Prospectus:
Trading Symbol	MPSAX
MassMutual Premier Core Bond Fund | Class R4
Prospectus:
Trading Symbol	MCZRX
MassMutual Premier Core Bond Fund | Class I
Prospectus:
Trading Symbol	MCZZX
MassMutual Premier Core Bond Fund | Service Class
Prospectus:
Trading Symbol	MCBYX
MassMutual Premier Core Bond Fund | Class R5
Prospectus:
Trading Symbol	MCBDX
MassMutual Premier Core Bond Fund | Class R3
Prospectus:
Trading Symbol	MCBNX
MassMutual Premier Core Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MCBLX
MassMutual Premier Core Bond Fund | Class A
Prospectus:
Trading Symbol	MMCBX
MassMutual Premier Diversified Bond Fund | Class R3
Prospectus:
Trading Symbol	MDBRX
MassMutual Premier Diversified Bond Fund | Class R4
Prospectus:
Trading Symbol	MDBFX
MassMutual Premier Diversified Bond Fund | Class I
Prospectus:
Trading Symbol	MDBZX
MassMutual Premier Diversified Bond Fund | Service Class
Prospectus:
Trading Symbol	MDBYX
MassMutual Premier Diversified Bond Fund | Class R5
Prospectus:
Trading Symbol	MDBSX
MassMutual Premier Diversified Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MDBLX
MassMutual Premier Diversified Bond Fund | Class A
Prospectus:
Trading Symbol	MDVAX
MassMutual Premier High Yield Fund | Class R4
Prospectus:
Trading Symbol	MPHRX
MassMutual Premier High Yield Fund | Class I
Prospectus:
Trading Symbol	MPHZX
MassMutual Premier High Yield Fund | Service Class
Prospectus:
Trading Symbol	DLHYX
MassMutual Premier High Yield Fund | Class R5
Prospectus:
Trading Symbol	MPHSX
MassMutual Premier High Yield Fund | Class R3
Prospectus:
Trading Symbol	MPHNX
MassMutual Premier High Yield Fund | Administrative Class
Prospectus:
Trading Symbol	MPHLX
MassMutual Premier High Yield Fund | Class A
Prospectus:
Trading Symbol	MPHAX
MassMutual Premier Balanced Fund | Class R3
Prospectus:
Trading Symbol	MMBRX
MassMutual Premier Balanced Fund | Class I
Prospectus:
Trading Symbol	MBBIX
MassMutual Premier Balanced Fund | Class R4
Prospectus:
Trading Symbol	MBBRX
MassMutual Premier Balanced Fund | Service Class
Prospectus:
Trading Symbol	MBAYX
MassMutual Premier Balanced Fund | Class R5
Prospectus:
Trading Symbol	MBLDX
MassMutual Premier Balanced Fund | Administrative Class
Prospectus:
Trading Symbol	MMBLX
MassMutual Premier Balanced Fund | Class A
Prospectus:
Trading Symbol	MMBDX
MassMutual Premier Disciplined Value Fund | Class I
Prospectus:
Trading Symbol	MPIVX
MassMutual Premier Disciplined Value Fund | Class R4
Prospectus:
Trading Symbol	MPIRX
MassMutual Premier Disciplined Value Fund | Service Class
Prospectus:
Trading Symbol	DENVX
MassMutual Premier Disciplined Value Fund | Class R5
Prospectus:
Trading Symbol	MEPSX
MassMutual Premier Disciplined Value Fund | Class R3
Prospectus:
Trading Symbol	MPINX
MassMutual Premier Disciplined Value Fund | Administrative Class
Prospectus:
Trading Symbol	MPILX
MassMutual Premier Disciplined Value Fund | Class A
Prospectus:
Trading Symbol	MEPAX
MassMutual Premier Main Street Fund | Class I
Prospectus:
Trading Symbol	MSZIX
MassMutual Premier Main Street Fund | Class R4
Prospectus:
Trading Symbol	MSSRX
MassMutual Premier Main Street Fund | Service Class
Prospectus:
Trading Symbol	MMSYX
MassMutual Premier Main Street Fund | Class R5
Prospectus:
Trading Symbol	MMSSX
MassMutual Premier Main Street Fund | Class R3
Prospectus:
Trading Symbol	MMSNX
MassMutual Premier Main Street Fund | Administrative Class
Prospectus:
Trading Symbol	MMSLX
MassMutual Premier Main Street Fund | Class A
Prospectus:
Trading Symbol	MSSAX
MassMutual Premier Disciplined Growth Fund | Class R3
Prospectus:
Trading Symbol	MPDRX
MassMutual Premier Disciplined Growth Fund | Class I
Prospectus:
Trading Symbol	MPDIX
MassMutual Premier Disciplined Growth Fund | Class R4
Prospectus:
Trading Symbol	MPDGX
MassMutual Premier Disciplined Growth Fund | Service Class
Prospectus:
Trading Symbol	DEIGX
MassMutual Premier Disciplined Growth Fund | Class R5
Prospectus:
Trading Symbol	MPGSX
MassMutual Premier Disciplined Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MPGLX
MassMutual Premier Disciplined Growth Fund | Class A
Prospectus:
Trading Symbol	MPGAX
MassMutual Premier Small Cap Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MCCRX
MassMutual Premier Small Cap Opportunities Fund | Class I
Prospectus:
Trading Symbol	MSOOX
MassMutual Premier Small Cap Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MOORX
MassMutual Premier Small Cap Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MSVYX
MassMutual Premier Small Cap Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MSCDX
MassMutual Premier Small Cap Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MSCLX
MassMutual Premier Small Cap Opportunities Fund | Class A
Prospectus:
Trading Symbol	DLBMX
MassMutual Premier Global Fund | Class I
Prospectus:
Trading Symbol	MGFZX
MassMutual Premier Global Fund | Class R4
Prospectus:
Trading Symbol	MGFRX
MassMutual Premier Global Fund | Service Class
Prospectus:
Trading Symbol	MGFYX
MassMutual Premier Global Fund | Class R5
Prospectus:
Trading Symbol	MGFSX
MassMutual Premier Global Fund | Class R3
Prospectus:
Trading Symbol	MGFNX
MassMutual Premier Global Fund | Administrative Class
Prospectus:
Trading Symbol	MGFLX
MassMutual Premier Global Fund | Class A
Prospectus:
Trading Symbol	MGFAX
MassMutual Premier International Equity Fund | Class R4
Prospectus:
Trading Symbol	MEIRX
MassMutual Premier International Equity Fund | Class R3
Prospectus:
Trading Symbol	MEERX
MassMutual Premier International Equity Fund | Class I
Prospectus:
Trading Symbol	MIZIX
MassMutual Premier International Equity Fund | Service Class
Prospectus:
Trading Symbol	MYIEX
MassMutual Premier International Equity Fund | Class R5
Prospectus:
Trading Symbol	MIEDX
MassMutual Premier International Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MIELX
MassMutual Premier International Equity Fund | Class A
Prospectus:
Trading Symbol	MMIAX
MassMutual Premier Strategic Emerging Markets Fund | Class R3
Prospectus:
Trading Symbol	MPZRX
MassMutual Premier Strategic Emerging Markets Fund | Class R4
Prospectus:
Trading Symbol	MPRSX
MassMutual Premier Strategic Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	MPZSX
MassMutual Premier Strategic Emerging Markets Fund | Service Class
Prospectus:
Trading Symbol	MPEYX
MassMutual Premier Strategic Emerging Markets Fund | Class R5
Prospectus:
Trading Symbol	MPSMX
MassMutual Premier Strategic Emerging Markets Fund | Administrative Class
Prospectus:
Trading Symbol	MPLSX
MassMutual Premier Strategic Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	MPASX